Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowances	$ 9	$ 5
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	274,778,327	235,575,316
Dividends declared (in shares)	7,944,104	8,281,148
Series B Preferred Stock
Preferred stock, dividend percentage	5.50%	5.50%
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock issued (in shares)	0	800,000
Preferred stock outstanding (in shares)	0	800,000
Series A Preferred Stock
Preferred stock, dividend percentage	20.00%
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	7,000,000	7,000,000
Preferred stock issued (in shares)	4,000,000	4,000,000
Preferred stock outstanding (in shares)	4,000,000	4,000,000